UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811-21751

Lazard World Dividend & Income Fund, Inc.
(Exact name of Registrant as specified in charter)

     30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 632-6000

Date of fiscal year end:                 12/31

Date of reporting period:               9/30/2006

FORM N-Q

Item 1.       Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments
September 30, 2006 (unaudited)

Description	Shares	Value

Common Stocks—96.2%

Australia—8.5%
Amcor, Ltd. (a)	575,000	$3,188,165
Australia and New Zealand
Banking Group, Ltd. (a)	58,260	1,167,779
BlueScope Steel, Ltd. (a)	227,294	1,099,125
Coca-Cola Amatil, Ltd.	270,608	1,350,986
National Australia Bank, Ltd.	42,163	1,154,734
TABCORP Holdings, Ltd.	89,200	1,040,419
Telstra Corp., Ltd. (a)	699,600	1,936,903
Wesfarmers, Ltd.	64,779	1,688,562

Total Australia		12,626,673

Brazil—2.6%
Souza Cruz SA (a)	203,200	3,144,873
Ultrapar Participacoes SA
Sponsored ADR	42,100	746,854

Total Brazil		3,891,727

Egypt—0.6%
MobiNil	30,050	849,462

France—4.3%
Euler Hermes SA	10,625	1,263,820
France Telecom SA	83,000	1,903,038
Total SA	49,698	3,257,917

Total France		6,424,775

Greece—2.2%
Motor Oil (Hellas) Corinth
Refineries SA	37,100	939,928
OPAP SA	69,352	2,328,068

Total Greece		3,267,996

Hong Kong—1.5%
Pacific Basin Shipping, Ltd.	3,882,000	2,226,897

India—0.8%
Oil and Natural Gas Corp., Ltd.	47,593	1,211,458

Israel—2.0%
Bank Hapoalim BM	643,741	3,041,508

Description	Shares	Value

Italy—9.1%
Enel SpA	519,300	$4,733,037
Eni SpA	185,529	5,492,389
Mediaset SpA	63,612	682,920
Mediolanum SpA	168,965	1,254,253
Telecom Italia SpA	546,376	1,315,031

Total Italy		13,477,630

Japan—1.6%
Ichiyoshi Securities Co., Ltd.	78,100	1,045,831
Nikko Cordial Corp	59,500	690,425
Nissan Motor Co., Ltd.	63,900	716,044

Total Japan		2,452,300

Mexico—2.8%
Grupo Mexico SAB de CV,
Series B	671,600	2,102,347
Kimberly-Clark de Mexico
SAB de CV, Series A	503,200	2,035,904

Total Mexico		4,138,251

Morocco—1.3%
Maroc Telecom	126,000	1,905,749

Netherlands—0.5%
Koninklijke Wessanen NV	52,700	728,994

New Zealand—3.0%
Telecom Corp. of New Zealand, Ltd. .	1,561,300	4,434,272

Norway—2.7%
Statoil ASA	137,950	3,264,294
Storebrand ASA	73,300	774,757

Total Norway		4,039,051

South Korea—1.3%
KT Corp. Sponsored ADR (a)	91,900	1,973,093

Taiwan—4.7%
Chunghwa Telecom Co., Ltd. ADR (a)	40,086	693,888
Fubon Financial Holding Co., Ltd.	2,205,000	1,828,756
Taiwan Semiconductor
Manufacturing Co., Ltd.	1,651,778	2,979,414

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value

Taiwan Semiconductor Manufacturing
Co., Ltd. Sponsored ADR	155,000	$1,488,000

Total Taiwan		6,990,058

Turkey—0.8%
Turkcell Iletisim Hizmetleri AS ADR	88,954	1,183,088

United Kingdom—15.0%
AWG PLC	46,900	1,353,526
Barclays PLC	196,800	2,477,710
Drax Group PLC	133,929	2,085,190
Gallaher Group PLC	154,500	2,522,350
HSBC Holdings PLC	125,300	2,280,859
Lloyds TSB Group PLC	475,356	4,790,445
National Grid PLC	204,112	2,544,985
Royal Bank of Scotland Group PLC	54,984	1,888,789
Taylor Woodrow PLC	109,966	728,696
Vodafone Group PLC	694,989	1,587,056

Total United Kingdom		22,259,606

United States—30.9%
Altria Group, Inc. (a)	52,000	3,980,600
Bank of America Corp. (a)	122,900	6,583,753
Bristol-Myers Squibb Co. (a)	107,100	2,668,932
CBL & Associates Properties, Inc. (a) .	36,200	1,517,142
Centerplate, Inc. (a)	90,800	1,483,672
Citigroup, Inc. (a)	86,800	4,311,356
Citizens Communications Co. (a)	216,400	3,038,256
Consolidated Edison, Inc.	32,000	1,478,400
Du Pont (E.I.) de Nemours & Co. (a)	58,900	2,523,276
Ferrellgas Partners LP (a)	30,200	688,258
Health Care Property Investors, Inc. (a)	60,000	1,863,000
Masco Corp. (a)	83,000	2,275,860
Pfizer, Inc. (a)	49,100	1,392,476
The Dow Chemical Co. (a)	101,200	3,944,776
The Southern Co. (a)	85,300	2,939,438
Verizon Communications, Inc. (a)	89,000	3,304,570
Washington Mutual, Inc.	17,300	752,031
Weyerhaeuser Co.	18,300	1,125,999

Total United States		45,871,795

Description	Shares	Value

Total Common Stocks
(Identified cost $134,345,932)		$142,994,383

Preferred Stock—1.6%

Brazil—1.6%
Telemar Norte Leste SA
(Identified cost $2,579,090) (a)	111,200	2,346,418

	Principal
	Amount
Description	(000) (c)	Value

Foreign Government
Obligations—4.9%

Costa Rica—0.5%
Costa Rican Treasury Bill,
0.00%, 10/11/06	386,550	738,674

Egypt—3.6%
Egypt Treasury Bills:
0.00%, 10/17/06	10,925	1,895,013
0.00%, 01/16/07	1,475	250,223
0.00%, 01/30/07	8,575	1,449,547
0.00%, 03/13/07	2,575	430,908
0.00%, 03/20/07	8,275	1,382,442

Total Egypt		5,408,133

Mexico—0.3%
Mexico Government Bond,
9.00%, 12/20/12	4,080	385,604

Turkey—0.5%
Turkey Government Bond,
15.00%, 02/10/10	1,361	802,653

Total Foreign Government
Obligations
(Identified cost $7,442,984)		7,335,064

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)
September 30, 2006 (unaudited)

	Principal
	Amount
Description	(000) (c)	Value

Structured Notes—1.5%

Brazil—1.3%
Citibank Brazil Inflation-Linked
Bond NTN-B:
9.55%, 05/18/09 (d)	557	$566,364
9.55%, 08/17/10 (d)	698	687,407
9.10%, 05/18/15 (d)	659	624,563

Total Brazil		1,878,334

Colombia—0.2%
Citibank Colombia TES Linked Deposit,
9.61%, 04/26/12 (d)	251	277,962

Total Structured Notes
(Identified cost $2,146,794)		2,156,296

Description	Value

Total Investments—104.2%
(Identified cost $146,514,800) (b)	$154,832,161
Liabilities in Excess of Cash
and Other Assets—(4.2)%	(6,211,946)

Net Assets—100.0%	$148,620,215

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)
September 30, 2006 (unaudited)

Forward Currency Contracts open at September 30, 2006:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

ARS	10/27/06	1,097,830	$353,000	$352,474	$—	$526
ARS	11/06/06	4,238,835	1,366,000	1,359,363	—	6,637
ARS	11/13/06	1,263,675	406,000	404,948	—	1,052
BRL	11/30/06	5,609,922	2,571,000	2,549,617	—	21,383
BRL	12/20/06	1,114,775	430,000	505,506	75,506	—
BRL	12/28/06	1,570,000	641,733	711,291	69,558	—
BWP	10/11/06	2,924,000	498,840	455,147	—	43,693
BWP	11/06/06	2,912,058	476,000	451,286	—	24,714
BWP	11/20/06	2,578,419	411,000	398,760	—	12,240
BWP	12/21/06	1,322,543	211,000	203,619	—	7,381
BWP	02/22/07	1,877,000	295,604	286,543	—	9,061
BWP	03/21/07	2,063,694	324,000	313,922	—	10,078
CLP	10/13/06	219,727,200	406,000	408,785	2,785	—
CLP	10/16/06	177,862,850	331,000	330,891	—	109
COP	10/10/06	937,886,000	404,000	391,399	—	12,601
COP	10/10/06	573,803,150	239,000	239,460	460	—
COP	10/10/06	1,061,747,600	446,000	443,089	—	2,911
COP	10/23/06	1,760,482,750	733,000	733,915	915	—
COP	10/25/06	1,760,482,750	733,000	733,796	796	—
COP	10/26/06	1,110,700,250	451,000	462,920	11,920	—
COP	11/17/06	350,640,000	144,000	145,892	1,892	—
COP	11/17/06	747,176,600	307,000	310,880	3,880	—
GHC	10/13/06	1,283,279,000	137,000	138,711	1,711	—
GHC	11/07/06	5,311,615,000	569,000	571,584	2,584	—
GHC	12/18/06	748,160,000	80,000	79,852	—	148
GHC	01/24/07	3,297,000,000	350,000	349,440	—	560
GHC	02/28/07	1,394,442,000	147,000	146,843	—	157
IDR	10/30/06	3,140,840,000	337,000	340,470	3,470	—
IDR	11/13/06	3,357,185,000	377,000	363,922	—	13,078
IDR	12/19/06	17,195,300,000	1,865,000	1,863,989	—	1,011
IDR	12/20/06	3,560,092,500	385,500	385,918	418	—
IDR	03/20/07	3,592,860,000	385,500	389,470	3,970	—
ILS	11/20/06	2,415,639	551,000	560,937	9,937	—
INR	10/05/06	56,677,760	1,216,000	1,233,888	17,888	—
INR	11/07/06	16,819,200	360,000	365,690	5,690	—
INR	11/17/06	14,879,220	318,000	323,405	5,405	—
INR	12/22/06	31,767,600	690,000	689,669	—	331
ISK	10/11/06	28,172,828	398,000	401,201	3,201	—
ISK	11/06/06	24,023,720	343,000	340,136	—	2,864
KRW	10/10/06	1,398,748,000	1,454,000	1,478,201	24,201	—
KZT	11/15/06	23,283,000	185,404	183,333	—	2,071

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)
September 30, 2006 (unaudited)

Forward Currency Contracts open at September 30, 2006 (continued):

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

KZT	12/15/06	23,835,440	$200,500	$187,763	$—	$12,737
KZT	09/08/07	46,879,950	377,000	368,990	—	8,010
MXN	11/16/06	3,410,228	314,000	309,305	—	4,695
MXN	11/24/06	7,791,679	687,000	706,393	19,393	—
MXN	01/08/07	3,997,965	358,000	361,521	3,521	—
MXN	03/30/07	4,133,238	366,000	371,952	5,952	—
MYR	10/10/06	1,777,788	486,000	482,274	—	3,726
MYR	10/12/06	2,078,454	574,000	563,892	—	10,108
MYR	10/16/06	1,844,501	503,000	500,514	—	2,486
MYR	10/18/06	1,844,350	503,000	500,520	—	2,480
MYR	11/10/06	1,253,120	356,000	340,449	—	15,551
MYR	11/13/06	1,921,000	522,153	521,977	—	176
NGN	10/05/06	98,557,700	755,000	767,387	12,387	—
NGN	01/10/07	88,750,000	682,377	682,172	—	205
PEN	11/15/06	1,179,286	365,500	363,209	—	2,291
PEN	02/15/07	1,180,017	365,500	363,476	—	2,024
PHP	10/17/06	112,542,600	2,140,000	2,239,945	99,945	—
PHP	11/13/06	38,858,400	756,000	772,153	16,153	—
PHP	12/18/06	32,340,220	638,000	641,550	3,550	—
PHP	06/26/07	20,815,180	382,000	409,678	27,678	—
PLN	10/16/06	1,710,875	559,000	545,943	—	13,057
PLN	10/17/06	6,009,752	1,921,000	1,917,787	—	3,213
PLN	11/20/06	3,726,381	1,197,000	1,190,547	—	6,453
RON	10/10/06	1,866,000	677,388	667,628	—	9,760
RON	10/23/06	600,000	218,190	214,435	—	3,755
RON	10/25/06	6,127,000	2,204,274	2,189,372	—	14,902
RON	10/31/06	1,408,000	509,683	502,868	—	6,815
RON	10/31/06	2,051,997	735,905	732,872	—	3,033
RON	11/21/06	1,210,668	433,000	431,728	—	1,272
RUB	10/06/06	16,068,800	605,000	599,737	—	5,263
RUB	02/01/07	120,623,940	4,282,000	4,522,674	240,674	—
RUB	02/26/07	1,958,400	68,000	73,486	5,486	—
RUB	02/26/07	10,641,940	394,000	399,321	5,321	—
RUB	09/19/08	16,102,170	549,000	598,778	49,778	—
SGD	10/06/06	1,809,793	1,148,000	1,141,159	—	6,841
SGD	10/10/06	1,809,719	1,148,000	1,141,339	—	6,661
SGD	10/12/06	869,095	553,000	548,169	—	4,831
SGD	10/13/06	1,375,975	858,000	867,919	9,919	—
SGD	10/23/06	453,333	289,000	286,090	—	2,910
SIT	10/02/06	139,110,160	742,000	735,565	—	6,435
SKK	10/25/06	6,181,754	210,500	209,627	—	873

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)
September 30, 2006 (unaudited)

Forward Currency Contracts open at September 30, 2006 (concluded):

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

SKK	10/25/06	20,251,406	$686,000	$686,738	$738	$—
SKK	11/27/06	6,180,280	210,500	209,694	—	806
THB	10/20/06	37,330,000	1,000,000	990,241	—	9,759
THB	11/10/06	3,473,000	92,000	91,943	—	57
TRY	10/20/06	697,245	470,000	457,443	—	12,557
TRY	10/20/06	1,023,045	667,000	671,191	4,191	—
TRY	11/01/06	3,098,368	2,080,000	2,023,359	—	56,641
TRY	02/09/07	1,049,000	638,660	659,090	20,430	—
TRY	05/31/07	488,807	300,785	294,657	—	6,128
TZS	10/05/06	72,333,000	57,000	56,076	—	924
TZS	10/13/06	507,482,000	412,973	392,454	—	20,519
TZS	10/26/06	264,557,500	215,000	203,772	—	11,228
TZS	10/26/06	314,160,000	255,000	241,978	—	13,022
TZS	11/09/06	282,528,000	218,000	216,557	—	1,443
TZS	11/16/06	248,716,800	192,000	190,165	—	1,835
TZS	12/05/06	77,481,000	60,994	58,842	—	2,152
TZS	12/15/06	269,059,000	210,805	203,611	—	7,194
TZS	12/20/06	442,308,000	348,000	334,128	—	13,872
TZS	05/08/07	1,030,179,000	785,795	746,732	—	39,063
UAH	10/11/06	1,009,000	200,079	199,815	—	264
ZAR	10/23/06	5,234,624	711,178	672,553	—	38,625
ZMK	10/13/06	957,089,000	231,612	229,166	—	2,446

Total Forward Currency Purchase Contracts			$63,002,932	$63,202,531	$771,303	$571,704

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

BRL	12/28/06	1,100,274	$476,000	$498,481	$—	$22,481
COP	10/10/06	937,886,000	362,678	391,399	—	28,721
RUB	02/01/07	27,267,975	1,015,000	1,022,385	—	7,385
SIT	10/02/06	139,110,160	736,812	735,565	1,247	—
THB	10/20/06	37,330,000	984,701	990,241	—	5,540
THB	11/10/06	3,473,000	91,347	91,943	—	596
TRY	02/09/07	754,000	525,179	473,741	51,438	—
TRY	02/09/07	295,000	209,413	185,350	24,063	—
TZS	05/08/07	1,030,179,000	776,907	746,732	30,175	—

Total Forward Currency Sale Contracts			$5,178,037	$5,135,837	106,923	64,723

Gross unrealized appreciation/depreciation on Forward Currency Contracts					$878,226	$636,427

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)
September 30, 2006 (unaudited)

(a)	Segregated security for forward currency contracts.

(b)	For federal income tax purposes, the aggregate cost was $146,514,800, aggregate gross unrealized appreciation was $11,524,098, aggregate gross unrealized depreciation was $3,206,737 and the net unrealized appreciation was $8,317,361.

(c)	Principal amount denominated in respective country’s currency unless otherwise specified.

(d)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” Principal amount denominated in U.S. dollar. Interest rate shown reflects current yield as of September 30, 2006.

Security Abbreviations:

ADR — American Depositary Receipt

NTN-B — Brazil Sovereign “Nota do Tesouro Nacional”

TES — Titulos de Tesoreria

Currency Abbreviations:
ARS	— Argentine Peso	PEN	— Peruvian New Sol
BRL	— Brazilian Real	PHP	— Philippine Peso
BWP	— Botswanian Pula	PLN	— Polish Zloty
CLP	— Chilean Peso	RON	— Romanian Leu
COP	— Colombian Peso	RUB	— Russian Ruble
GHC	— Ghanaian Cedi	SGD	— Singapore Dollar
IDR	— Indonesian Rupiah	SIT	— Slovenian Tolar
ILS	— Israeli Shekel	SKK	— Slovenska Koruna
INR	— Indian Rupee	THB	— Thai Baht
ISK	— Iceland Krona	TRY	— New Turkish Lira
KRW	— South Korean Won	TZS	— Tanzanian Shilling
KZT	— Kazakhstanian Tenge	UAH	— Ukranian Hryvnia
MXN	— Mexican Peso	ZAR	— South African Rand
MYR	— Malaysian Ringgit	ZMK	— Zambian Kwacha
NGN —	— Nigerian Naira

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)
September 30, 2006 (unaudited)

Portfolio holdings by industry (as percentage of net assets):

Industry
Alcohol & Tobacco.	6.5%
Automotive	0.5
Banking	13.0
Building & Construction	2.0
Chemicals	4.4
Commercial Services	1.0
Drugs	2.7
Electric	9.3
Energy Exploration & Production	0.8
Energy Integrated	9.2
Financial Services	8.5
Food & Beverages	1.4
Forest & Paper Products	4.3
Gas Utilities	0.5
Insurance	2.2
Leisure & Entertainment	2.7
Manufacturing	1.1
Metals & Mining	2.2
Real Estate	2.3
Semiconductors & Components	3.0
Telecommunications	17.8
Transportation	1.5
Utilities	0.9

Subtotal	97.8
Foreign Government Obligations	4.9
Structured Notes	1.5

Total Investments	104.2%

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (concluded)
September 30, 2006 (unaudited)

Valuation of Investments—Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Forward currency contracts are valued at the current cost of offsetting the contract. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities not traded on the valuation date are valued at the last quoted bid price.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined in good faith by or under the supervision of the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The Valuation Committee of the Investment Manager may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.       Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.       Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2006

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 28, 2006